27. EFFECT OF MOVEMENTS IN EXCHANGE RATES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current liabilities
Other current financial liabilities	$ 140,452,483	$ 101,999,046
Trade and other accounts payable	120,753,782	118,611,533
Accounts payable to related entities	7,361,779	5,256,371
Other short-term provisions	17,420,500	22,725,436	$ 27,969,310
Current tax liabilities	18,813,566	29,621,865
Provisions for employee benefits	15,074,953	15,821,285
Other non-financial liabilities	815,077	834,426
Total current liabilities	320,692,140	294,869,962
Up to 90 days
Current liabilities
Other current financial liabilities	64,839,997	43,725,585
Trade and other accounts payable	120,753,782	118,611,533
Accounts payable to related entities	7,361,779	5,256,371
Other short-term provisions	17,420,500	22,725,436
Current tax liabilities	18,813,566	29,621,865
Provisions for employee benefits	15,074,953	15,821,285
Other non-financial liabilities	815,077	834,426
Total current liabilities	245,079,654	236,596,501
Up to 90 days | CHILEAN PESO
Current liabilities
Other current financial liabilities	12,333,693	721,923
Trade and other accounts payable	71,019,992	66,256,208
Accounts payable to related entities	4,730,034	3,079,077
Other short-term provisions	552,062	2,725,566
Current tax liabilities	16,879,385	24,899,829
Provisions for employee benefits	10,279,651	10,271,028
Other non-financial liabilities	698,178	710,405
Total current liabilities	116,492,995	108,664,036
Up to 90 days | USD
Current liabilities
Other current financial liabilities	33,382,116	31,617,875
Trade and other accounts payable	27,591,091	25,825,741
Accounts payable to related entities	4,122	7,419
Other short-term provisions	9,176,355	10,884,619
Current tax liabilities	1,265,739	3,181,720
Provisions for employee benefits	3,116,704	3,966,170
Other non-financial liabilities	110,532	123,732
Total current liabilities	74,646,659	75,607,276
Up to 90 days | CAD
Current liabilities
Other current financial liabilities	28,168	6,893
Trade and other accounts payable	258,820	98,057
Accounts payable to related entities	401,238	555,374
Other short-term provisions	923,600	1,468,500
Current tax liabilities	3,148	18,135
Total current liabilities	1,614,974	2,146,959
Up to 90 days | EUR
Current liabilities
Other current financial liabilities	33,525	51,238
Trade and other accounts payable	3,073,408	3,010,068
Other short-term provisions	3,607,427	3,487,309
Current tax liabilities	130,086	107,630
Provisions for employee benefits	191,176	170,486
Total current liabilities	7,035,622	6,826,731
Up to 90 days | UF
Current liabilities
Other current financial liabilities	17,137,339	8,024,791
Trade and other accounts payable	17,776	442,005
Other short-term provisions	57,073	210,089
Current tax liabilities	0	3,332
Total current liabilities	17,212,188	8,680,217
Up to 90 days | GBP
Current liabilities
Other current financial liabilities	63,652	910,776
Trade and other accounts payable	7,338,446	10,233,635
Other short-term provisions	2,885,090	3,423,372
Current tax liabilities	3,591	426,441
Provisions for employee benefits	646,336	548,097
Total current liabilities	10,937,115	15,542,321
Up to 90 days | SEK
Current liabilities
Other current financial liabilities	18,303	27,839
Trade and other accounts payable	2,212,232	2,228,949
Other short-term provisions	82,658	159,672
Current tax liabilities	51,910	156,993
Provisions for employee benefits	66,822	116,568
Other non-financial liabilities	3,664	83
Total current liabilities	2,435,589	2,690,104
Up to 90 days | NOK
Current liabilities
Other current financial liabilities	3,389	353
Trade and other accounts payable	2,711,296	2,707,898
Other short-term provisions	99,178	6,831
Current tax liabilities	62,009	58,559
Provisions for employee benefits	53,990	58,889
Other non-financial liabilities	942	2
Total current liabilities	2,930,804	2,832,532
Up to 90 days | ARS
Current liabilities
Other current financial liabilities	893,132	0
Total current liabilities	893,132	0
Up to 90 days | BRL
Current liabilities
Other current financial liabilities	942,108	930,465
Trade and other accounts payable	2,725,087	3,803,669
Other short-term provisions	29,865	290,022
Provisions for employee benefits	438,344	564,621
Other non-financial liabilities	0	204
Total current liabilities	4,135,404	5,588,981
Up to 90 days | CNY
Current liabilities
Trade and other accounts payable	35,868	32,995
Other short-term provisions	5,459	10,551
Current tax liabilities	82,362	62,553
Provisions for employee benefits	149,046	102,908
Other non-financial liabilities	884	0
Total current liabilities	273,619	209,007
Up to 90 days | MXN
Current liabilities
Other current financial liabilities	4,572	1,433,432
Trade and other accounts payable	3,749,883	3,961,377
Accounts payable to related entities	2,226,385	1,614,501
Other short-term provisions	1,733	58,905
Current tax liabilities	304,437	686,547
Provisions for employee benefits	109,808	10,915
Other non-financial liabilities	877	0
Total current liabilities	6,397,695	7,765,677
Up to 90 days | ZAR
Current liabilities
Trade and other accounts payable	19,883	10,931
Current tax liabilities	30,899	20,126
Provisions for employee benefits	23,076	11,603
Total current liabilities	73,858	42,660
90 days to 1 year
Current liabilities
Other current financial liabilities	75,612,486	58,273,461
Trade and other accounts payable	0	0
Accounts payable to related entities	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	75,612,486	58,273,461
90 days to 1 year | CHILEAN PESO
Current liabilities
Other current financial liabilities	10,000,000	693,250
Trade and other accounts payable	0	0
Accounts payable to related entities	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	10,000,000	693,250
90 days to 1 year | USD
Current liabilities
Other current financial liabilities	51,300,400	45,847,719
Trade and other accounts payable	0	0
Accounts payable to related entities	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	51,300,400	45,847,719
90 days to 1 year | CAD
Current liabilities
Other current financial liabilities	0	0
Trade and other accounts payable	0	0
Accounts payable to related entities	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | EUR
Current liabilities
Other current financial liabilities	0	0
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
90 days to 1 year | UF
Current liabilities
Other current financial liabilities	6,699,548	6,586,992
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Total current liabilities	6,699,548	6,586,992
90 days to 1 year | GBP
Current liabilities
Other current financial liabilities	0	0
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Total current liabilities	0	0
90 days to 1 year | SEK
Current liabilities
Other current financial liabilities	0	0
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | NOK
Current liabilities
Other current financial liabilities	0	0
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | ARS
Current liabilities
Other current financial liabilities	1,698,597	0
Total current liabilities	1,698,597	0
90 days to 1 year | BRL
Current liabilities
Other current financial liabilities	3,849,422	5,145,500
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	3,849,422	5,145,500
90 days to 1 year | CNY
Current liabilities
Trade and other accounts payable	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	0	0
90 days to 1 year | MXN
Current liabilities
Other current financial liabilities	2,064,519	0
Trade and other accounts payable	0	0
Accounts payable to related entities	0	0
Other short-term provisions	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Other non-financial liabilities	0	0
Total current liabilities	2,064,519	0
90 days to 1 year | ZAR
Current liabilities
Trade and other accounts payable	0	0
Current tax liabilities	0	0
Provisions for employee benefits	0	0
Total current liabilities	$ 0	$ 0